Description of plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan	Description of plan
The TransCanada 401(k) and Savings Plan (the Plan) is a defined contribution plan that provides retirement benefits for employees of TransCanada USA Services Inc. (TCUSA or the Company) or its subsidiaries not covered by a collective bargaining agreement, unless participation is required by the agreement. The Plan excludes employees hired under the Company’s student program, until they reach age 21 and have completed at least 1,000 hours of service, special project employees, non-resident persons with no income from a United States source and non-resident persons who have been non-residents for a period of 183 days or more, unless the employee remains on the Company's payroll. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).
The Board of Directors of TCUSA (the Board) has appointed the TransCanada USA Investment Committee and TransCanada USA Benefits Committee as the plan administrators and fiduciaries of the Plan. The Board has also appointed Fidelity Management Trust Company (Fidelity or the Trustee) as custodian and trustee of the Plan’s assets. Fidelity Investments Institutional Operations Company serves as the record keeper for the Plan.
Employee and Employer Contributions
Participants are automatically enrolled at a pre-tax contribution rate of five percent, which increases by 1 percent each January until reaching 10 percent. Participants may contact the Trustee to opt out of the automatic annual increase.
Each year participants may elect to defer up to 60 percent of their eligible compensation into the Plan on a pre-tax basis, Roth after-tax basis or a combination of both, subject to certain limitations under the Internal Revenue Code of 1986, as amended (the Code). Participants may also elect to contribute up to 25 percent of their compensation as an after-tax contribution, subject to certain limitations under the Code. Participants aged 50 or older who are making deferral contributions may also make catch-up contributions of up to $7,500. Effective January 1, 2025, participants aged 60 - 63 making deferral contributions may also make additional catch-up contributions of up to $3,750 for a total of $11,250. Subject to the deferral limit, eligible employees may contribute from 1 percent to 100 percent of any bonuses designated by the Company. The Company will match 100 percent of each participant’s contributions up to a maximum of the first five percent of the participant’s eligible compensation for the Plan year.
The Company will also make annual enhanced profit sharing contributions in an amount equal to seven percent of a participant’s base salary, if the participant has elected, or is deemed to have elected, not to accrue credited service under the TransCanada USA Services Inc. Retirement Plan. Collectively bargained employees may be eligible for a different match and/or enhanced profit sharing contribution as defined in their collective bargaining agreement. In 2025, the Company made enhanced contributions of $20,237,846. Participants may also contribute amounts transferred to the Plan from another qualified plan at the participant’s request (rollover).
Participant Accounts
Each participant’s account is credited with the participant’s and Company’s contributions and an allocation of Plan earnings. Earnings are allocated from a particular fund based on the ratio of a participant’s account invested in the fund to all participants’ investments in that fund.
Participants are responsible for investment decisions relating to the investment of assets in their account. In the event investment instructions are not received from the participant, contributions are allocated to the Plan's qualified default option, the Vanguard Target Retirement funds, based upon the participant's expected retirement date.
Investment in TC Energy Corporation
Investment options available to participants include a TC Energy Corporation (TC Energy) stock fund (the TC Energy Stock Fund). TC Energy is the indirect parent company to TCUSA. Participants may elect to invest up to 20 percent of contributions in the TC Energy Stock Fund. Participants may also elect to exchange up to 20 percent of their existing account balance into the TC Energy Stock Fund, subject to a 20 percent maximum account value. Additionally, no more than 20 percent of any rollover contribution can be invested in the TC Energy Stock Fund.
On October 1, 2024, the indirect parent company of TCUSA, TC Energy, completed the spinoff of its Liquids Pipelines business into the new public company, South Bow Corporation (South Bow) (the Spinoff Transaction). As part of the Spinoff Transaction, shareholders of TC Energy common stock in the Plan received one new TC Energy common share and 0.2 of a South Bow common stock in exchange for each TC Energy common share held. South Bow common stock as a result of the Spinoff Transaction can be held as an investment; however, any net new additional South Bow common stock are not available as an investment option under the Plan.
Vesting
Participants are immediately vested in their contributions, including rollovers, employer contributions and any earnings thereon.
Notes Receivable from Participants
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 reduced by the highest outstanding note balance in their account during the prior 12 month period or 50 percent of their vested account balance. Participants may only have two loans outstanding at any given time and may not refinance an existing loan or obtain an additional loan for the purpose of paying off an existing loan. Note terms range up to five years for general notes or up to 15 years for the purchase of a primary residence. The notes are secured by the balance in the participant’s account and bear interest at a reasonable interest rate, as determined by the Plan Administrator, based on prevailing market interest rates at the time. Interest rates remain fixed throughout the duration of the term. Interest rates on notes outstanding at December 31, 2025 and 2024 ranged from 3.25 percent to 9.5 percent. Principal and interest are paid through payroll deductions.
A note receivable from a participant shall be considered in default if any scheduled repayment remains unpaid as of the last business day of the calendar quarter following the calendar quarter in which the note is initially considered past due. In the event of a default or termination of employment, the entire outstanding note and accrued interest is considered to be a deemed distribution to the participant.
Payment of Benefits
Participants are eligible to request a distribution of their vested amounts upon retirement, death, disability, severance of employment with the Company or, in very limited circumstances, in the event of financial hardship. Participants may withdraw rollover contributions at any time. Distributions are made in the form of a lump-sum payment, installment payments or a rollover to another qualified account.
A participant’s normal retirement age is 65; however, participants may elect to withdraw all or a portion of their contributions after the age of 59½, subject to certain conditions.
In certain circumstances, participants may elect to withdraw all or a portion of their vested matching and profit sharing contributions that have been in their account for at least 24 months or after they have at least 60 months of participation in the Plan.
Forfeitures
As participants are immediately 100 percent vested in their account balance, there are no forfeitures.
Administrative Expenses
The Plan Administrator is responsible for filing all required reports on behalf of the Plan. The Company provides or pays for certain accounting, legal and management services on behalf of the Plan. The Company has not charged the Plan for these expenses or services. Loans and other transaction-specific fees are charged to the accounts of participants electing such transaction. Certain investment-related expenses, including management fees, are deducted from the funds in which the Plan invests, including those sponsored by an affiliate of Fidelity. These expenses are presented as a reduction of investment income.
Plan Termination
Although it has not expressed any intent to do so, with approval from the Board, TCUSA has the right under the Plan to discontinue contributions at any time and to terminate the Plan, subject to the provisions of ERISA.